INCOME TAXES - Disclosure of detailed information about changes in deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Disclosure of Income Taxes [Line Items]
Deferred tax liabilities	$ 0	$ 0	$ 0	$ 0
Net deferred tax liabilities	0	0	0
Convertible notes [Member]
Disclosure of Income Taxes [Line Items]
Deferred tax liabilities	0	0	(389)
Loans payable [Member]
Disclosure of Income Taxes [Line Items]
Deferred tax liabilities	0	0	(180)
Mineral properties [Member]
Disclosure of Income Taxes [Line Items]
Deferred tax liabilities	(2,090)	(2,241)	(2,597)
Loss carry-forwards [Member]
Disclosure of Income Taxes [Line Items]
Deferred tax assets	$ 2,090	$ 2,241	$ 3,166